New standards and interpretations (Tables)	12 Months Ended
Dec. 31, 2023
New Standards And Interpretations
Schedule of new international financial reporting standards not yet adopted

Standard	Description	Effective on
Lease Liability in a Sale and Leaseback - Amendments to IFRS 16	The amendments add requirements that specify that the seller-lessee must subsequently measure the lease liability arising from the transfer of an asset - which meets the requirements of IFRS 15 to be accounted for as a sale - and sale and leaseback, so that no gain or loss is recognized related to the right of use retained in the transaction.	January 1, 2024, retrospective application.
Classification of Liabilities as Current or Non-current / Non-current Liabilities with Covenants- Amendments to IAS 1

The amendments establish that the liability should be classified as current when the entity does not have the right, at the end of the reporting period, to defer the settlement of the liability for at least twelve months after the reporting period. Among other guidelines, the amendments provide that the classification of a liability is not affected by the likelihood of exercising the right to defer the settlement of the liability. Additionally, according to the amendments, only covenants whose compliance is mandatory before or at the end of the reporting period should affect the classification of a liability as current or non-current. Additional disclosures are also required by the amendments, including information on non-current liabilities with covenants, whose compliance is mandatory within 12 months after the reporting date

January 1, 2024, retrospective application.
Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7	The amendments establish the characteristics of finance arrangements involving suppliers and that certain information related to such arrangements must be disclosed in order to enable the assessment of their effects on liabilities, cash flows and exposure to liquidity risk.	January 1, 2024, with specific transition rules.
Lack of Exchangeability - Amendments to IAS 21

The amendments establish that when one currency is not exchangeable for another on the measurement date, the spot exchange rate must be estimated. In addition, they provide guidance on how to assess interchangeability between currencies and how to determine the spot exchange rate when interchangeability is absent. When the spot exchange rate is estimated because a currency is not exchangeable for another currency, information must be disclosed to allow the understanding of how the currency not exchangeable for another currency affects, or is expected to affect, the statements of income, the statement of financial position and the statements of cash flows.

January 1, 2025, with specific transition rules.